Organization, Business Operation and Going Concern (Details) - USD ($)			1 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 19, 2022	Jul. 22, 2021	Aug. 16, 2022	Jul. 22, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jul. 24, 2023	Jul. 21, 2023	Jul. 18, 2022	Jul. 28, 2021
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)	$ 10.29	$ 10		$ 10	$ 11.2
Transaction costs					$ 9,562,126
Underwriting commissions					2,766,246
Deferred underwriting commissions					4,840,931
Fair value of representative shares					1,383,123
Other cash offering costs					$ 571,826
Percentage of outstanding voting rights					50.00%		50.00%
Proceeds from initial public offerings						$ 135,546,054
Percentage of obligation to redeem public share					100.00%
Condition for future business combination threshold net tangible assets					$ 5,000,001
Payments for investment of cash in trust account					$ 1,383,123
Per share (in Dollars per share)					$ 11.14
Principal amount	$ 1,383,123						300,000			$ 1,383,123
Proceeds from sale of trust assets	125,587,180.34
Trust account					$ 4,209,931.03
Trust account					14,008,650.13
Deposited into the Trust Account					360,000
Installment payments					60,000
Aggregate deposit held in trust account									$ 60,000
Deposited in trust account	1,383,123				180,000
Interest to pay dissolution expenses					$ 100,000		100,000
Trust account per share (in Dollars per share)					$ 10.15
Cash amount					$ 13,567	$ 680,302	303,449
Working capital deficit					3,950,016		2,882,521
Sponsor payment					300,000		$ 25,000
Principal amount								$ 300,000
Consideration amount					125,000,000
tax percentage			1.00%				1.00%
Subsequently forfeited (in Shares)											1,875,000
Transaction costs							$ 9,562,126
Consisting of underwriting commissions							2,766,246
Deferred underwriting commissions							4,840,931
Fair value of the representative shares							1,383,123
Other cash offering costs							$ 571,826
Redeemed percentage of public shares							100.00%
Net tangible assets							$ 5,000,001
Approximately amount	$ 125,587,180.34
Transaction agreement description							The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.15 per public share or (2) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under our indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933 (the “Securities Act”).
Working capital					$ 80,000		$ 418,498
Inflation Reduction Act of 2022 [Member]
Organization, Business Operation and Going Concern [Line Items]
tax percentage			1.00%
Minimum [Member]
Organization, Business Operation and Going Concern [Line Items]
Sale of price per unit (in Dollars per share)					$ 0.048
Promissory Note [Member]
Organization, Business Operation and Going Concern [Line Items]
Principal amount										$ 1,383,123
IPO [Member]
Organization, Business Operation and Going Concern [Line Items]
Units issued during period shares new issues (in Shares)		1,875,000		13,831,230
Price per unit (in Dollars per share)		$ 10.15		$ 10.15
Sale of price per unit (in Dollars per share)							$ 10
Sale of units (in Shares)							103,734
Stock option exercised, shares (in Shares)	12,204,072
Proceeds from initial public offerings		$ 138,312,300		$ 140,386,985
Per share (in Dollars per share)		$ 10		$ 10
Stock issued (in Shares)		13,831,230		13,831,230
Sponsor payment					$ 25,000
Net proceeds				$ 140,386,985
Shares issued (in Shares)	12,204,072
Public Shares [Member]
Organization, Business Operation and Going Concern [Line Items]
Units issued during period shares new issues (in Shares)				13,831,230
Sale of price per unit (in Dollars per share)		$ 10		$ 10
Percentage of obligation to redeem public share				100.00%
Redeemed percentage of public shares							100.00%
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern [Line Items]
Units issued during period shares new issues (in Shares)		1,331,230			1,875,000
Stock option exercised, shares (in Shares)		1,331,230		1,331,230
Stock options to purchased shares (in Shares)				1,331,230
Common Class A [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)					$ 12
Stock issued (in Shares)					376,002
Common Class A [Member] | IPO [Member]
Organization, Business Operation and Going Concern [Line Items]
Units issued during period shares new issues (in Shares)					13,831,230
Price per unit (in Dollars per share)		$ 0.0001		$ 0.0001
Sponsor [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)					$ 10.15
Sale of price per unit (in Dollars per share)							$ 10
Sponsor [Member] | Private Placement [Member]
Organization, Business Operation and Going Concern [Line Items]
Sale of price per unit (in Dollars per share)					$ 10
Sale of units (in Shares)							571,859
Business Combination [Member]
Organization, Business Operation and Going Concern [Line Items]
Minimum percentage of voting interests to be acquired in business combination.					80.00%
Percentage of fair market value							80.00%
Business combination reason description							The Company will have only until July 22, 2023 to complete the initial Business Combination (the “Combination Period”). Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement to be entered into between the Company and Continental Stock Transfer & Trust Company, in order to extend the time available for the Company to consummate its initial Business Combination, the Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the trust account for each additional three month period, $1,383,123 ($0.10 per share on or prior to the date of the applicable deadline) for each additional three month period. Any such payments would be made in the form of a loan. Any such loans will be non-interest bearing and payable upon the consummation of an initial business combination. If the Company completes an initial business combination, it will, at the option of the Sponsor, repay such loaned amounts out of the proceeds of the trust account released to the Company or convert a portion or all of the total loan amount into units at a price of $10.00 per unit.
Series of Individually Immaterial Business Acquisitions [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)	$ 10.29
Sale of price per unit (in Dollars per share)					$ 10
Per share (in Dollars per share)					$ 0.1
Sponsor [Member] | Public Shares [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)		10		10
Sponsor [Member] | Private Placement [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)		10		10
Sale of price per unit (in Dollars per share)		$ 10		$ 10
Sale of units (in Shares)				675,593